OTHER NON-CURRENT ASSETS (Details) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other non-current assets [Abstract]
Non-current financial assets at amortized cost, gross		€ 28.5	€ 22.3	€ 24.4
Impairment allowance		(2.6)	(1.1)	(0.5)
Non-current financial assets at amortized cost, net		25.9	21.2	23.9
Available-for-sale financial assets (quoted equity instruments at FVTPL), gross	[1]	34.3	25.8	16.3
Impairment allowance		0.0	0.0	(0.5)
Available-for-sale financial assets (quoted equity instruments at FVTPL), net		34.3	25.8	15.8
Total other non-current assets		€ 60.2	€ 47.0	€ 39.7

[1]	Available-for-sale are presented for comparative purposes only (in periods prior to adoption of IFRS 9).